Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of current and deferred income tax expense (benefit)

For the Years Ended December 31,
	2023	2022
Current expense (benefit):
Federal	$—	$—
State	—	—
Total current expense (benefit)	—	—
Deferred expense (benefit):
Federal	—	—
State	—	—
Total deferred expense (benefit)	—	—
Total income tax expense (benefit)	$—	$—

Summary of reconciliation of the Company's statutory income tax rate to the Company's effective income tax rate

	For the Years Ended December 31,
	2023	2022
Income at US statutory rate	21.00%	21.00%
State taxes, net of federal benefit	3.85%	1.56%
Change in Fair Value of Derivative Liability	6.66%	—%
Revaluation of Warrants	35.95%	—%
Warrant Issuance Costs	(7.34)%	—%
Loss on Issuance of Preferred Stock	(28.53)%	—%
Change in State Rate	11.25%	—%
Valuation allowance	(43.74)%	(23.98)%
Other	0.90%	1.42%
Effective income tax rate	0.00%	0.00%

Summary of significant components of the Company's deferred tax assets and liabilities

	For the Years Ended December 31,
	2023	2022
Accruals	$221,841	$229,348
Intangible assets	(737,719)	(818,127)
Depreciation and amortization	7,458,252	7,379,214
Expenses not currently deductible	982,475	1,140,594
Net operating loss carryforwards	9,475,773	6,013,400
Interest expense limitation	251,023	226,588
Stock-based compensation	400,813	2,882,814
Valuation allowance	(18,052,458)	(17,053,830)
Total deferred tax asset (liability)	$—	$—